Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,350,000
Previously Paid Amount	0.00
Total Fee Amount	665.98
Total Offset Amount	0.00
Net Fee	665.98
Narrative - Max Aggregate Offering Price	$ 4,350,000
Final Prospectus	true